FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CHANGES IN EQUITY) (Details) (USD $)	1 Months Ended		12 Months Ended
	Feb. 28, 2015	May 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Balance			$ 137,326,561	$ 340,877,413	$ 452,026,227
Net income (loss)			16,649,176	(70,943,484)	(111,928,941)
Share-based compensation			1,792,819	1,881,401	2,249,834
Options Exercised			37,080	135,171
Repurchase					(500,724)
Deconsolidation of Daqo New Material Co., Ltd.				9,980,051
Deconsolidation of Nanjing Daqo New Energy Co., Ltd					(1,099,299)
Follow-on equity offering, net of issuance costs	28,000,000	54,600,000	54,624,447
Follow-on equity offering, net of issuance costs, shares		50,000,000
Balance			206,768,070	137,326,561	340,877,413
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			17,343	17,288	17,571
Balance, shares			173,427,853	172,877,433	175,714,103
Share-based compensation
Options Exercised			15	55
Options Exercised, shares			150,000	550,420
Repurchase					(283)
Repurchase, shares					(2,836,670)
Deconsolidation of Daqo New Material Co., Ltd.
Follow-on equity offering, net of issuance costs			5,000
Follow-on equity offering, net of issuance costs, shares			50,000,000
Balance			22,358	17,343	17,288
Balance, shares			223,577,853	173,427,853	172,877,433
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			(398,672)	(494,928)
Share-based compensation
Options Exercised				96,256
Repurchase					(494,928)
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Follow-on equity offering, net of issuance costs
Balance			(398,672)	(398,672)	(494,928)
Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			146,676,163	144,755,902	142,511,581
Share-based compensation			1,792,819	1,881,401	2,249,834
Options Exercised			37,065	38,860
Repurchase					(5,513)
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Follow-on equity offering, net of issuance costs			54,619,447
Balance			203,125,494	146,676,163	144,755,902
Retained earnings (accumulated losses) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			(32,667,469)	38,276,015	150,204,956
Share-based compensation
Options Exercised
Repurchase
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Follow-on equity offering, net of issuance costs
Balance			(16,018,293)	(32,667,469)	38,276,015
Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			23,699,196	19,551,006	18,444,123
Share-based compensation
Options Exercised
Repurchase
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd					(1,099,299)
Follow-on equity offering, net of issuance costs
Balance			20,037,183	23,699,196	19,551,006
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			137,326,561	202,105,283	311,178,231
Net income (loss)			16,649,176	(70,943,484)	(111,928,941)
Other comprehensive income			(3,662,013)	4,148,190	2,206,182
Share-based compensation			1,792,819	1,881,401	2,249,834
Options Exercised			37,080	135,171
Repurchase					(500,724)
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd					(1,099,299)
Follow-on equity offering, net of issuance costs			54,624,447
Balance			206,768,070	137,326,561	202,105,283
Parent Company [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			17,343	17,288	17,571
Balance, shares			173,427,853	172,877,433	175,714,103
Net income (loss)
Other comprehensive income
Share-based compensation
Options Exercised			15	55
Options Exercised, shares			150,000	550,420
Repurchase					(283)
Repurchase, shares					(2,836,670)
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Follow-on equity offering, net of issuance costs			5,000
Follow-on equity offering, net of issuance costs, shares			50,000,000
Balance			22,358	17,343	17,288
Balance, shares			223,577,853	173,427,853	172,877,433
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			(398,672)	(494,928)
Net income (loss)
Other comprehensive income
Share-based compensation
Options Exercised				96,256
Repurchase					(494,928)
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance			(398,672)	(398,672)	(494,928)
Parent Company [Member] | Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			146,676,163	144,755,902	142,511,581
Net income (loss)
Other comprehensive income
Share-based compensation			1,792,819	1,881,401	2,249,834
Options Exercised			37,065	38,860
Repurchase					(5,513)
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Follow-on equity offering, net of issuance costs			54,619,447
Balance			203,125,494	146,676,163	144,755,902
Parent Company [Member] | Retained earnings (accumulated losses) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			(32,667,469)	38,276,015	150,204,956
Net income (loss)			16,649,176	(70,943,484)	(111,928,941)
Other comprehensive income
Share-based compensation
Options Exercised
Repurchase
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance			(16,018,293)	(32,667,469)	38,276,015
Parent Company [Member] | Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			23,699,196	19,551,006	18,444,123
Net income (loss)
Other comprehensive income			(3,662,013)	4,148,190	2,206,182
Share-based compensation
Options Exercised
Repurchase
Deconsolidation of Daqo New Material Co., Ltd.
Deconsolidation of Nanjing Daqo New Energy Co., Ltd					(1,099,299)
Balance			$ 20,037,183	$ 23,699,196	$ 19,551,006